Property and equipment - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Depreciation charge	¥ 138,531,000	¥ 127,386,000	¥ 93,939,000
Cost of revenue
Property and equipment
Depreciation charge	2,978,000	2,362,000	778,000
Research and development expense
Property and equipment
Depreciation charge	9,659,000	12,687,000	6,025,000
Selling and marketing expenses
Property and equipment
Depreciation charge	3,035,000	6,666,000	2,474,000
General and administrative expenses
Property and equipment
Depreciation charge	¥ 122,859,000	¥ 105,671,000	¥ 84,662,000